Financial Support Details Required
(Please replicate table for additional instances of
financial support)
Fund Name:	State Street Target Retirement Fund
MCH Account Number:	K1D0
(a) Description of nature of support.	Voluntary
contribution
(b) Person providing support.	SSGA Funds
Management, Inc.
(c) Brief description of relationship between the person
providing support and the Registrant.	Adviser to the
fund.
(d) Date support provided.	1/7/2018
(e ) Amount of support.	$1,415.00
(f) Security supported (if applicable). Disclose the full
name of the issuer, the title of the issue (including
coupon or yield, if applicable) and at least two
identifiers, if available (e.g., CIK, CUSIP, ISIN, LEI).
	n/a
(g) Value of security supported on date support was
initiated (if applicable).	n/a
(h) Brief description of reason for support.	Resolve
a portfolio matter
(i) Term of support.	n/a
(j) Brief description of any contractual restrictions
relating to support.	n/a


Fund Name:	State Street Target Retirement 2015
Fund
MCH Account Number:	K1C0
(a) Description of nature of support.	Voluntary
contribution
(b) Person providing support.	SSGA Funds
Management, Inc.
(c) Brief description of relationship between the person
providing support and the Registrant.	Adviser to the
fund.
(d) Date support provided.	1/7/2018
(e ) Amount of support.	$13,859.00
(f) Security supported (if applicable). Disclose the full
name of the issuer, the title of the issue (including
coupon or yield, if applicable) and at least two
identifiers, if available (e.g., CIK, CUSIP, ISIN, LEI).
	n/a
(g) Value of security supported on date support was
initiated (if applicable).	n/a
(h) Brief description of reason for support.	Resolve
a portfolio matter
(i) Term of support.	n/a
(j) Brief description of any contractual restrictions
relating to support.	n/a


Fund Name:	State Street Target Retirement 2020
Fund
MCH Account Number:	K1C0
(a) Description of nature of support.	Voluntary
contribution
(b) Person providing support.	SSGA Funds
Management, Inc.
(c) Brief description of relationship between the person
providing support and the Registrant.	Adviser to the
fund.
(d) Date support provided.	1/7/2018
(e ) Amount of support.	$40,408.00
(f) Security supported (if applicable). Disclose the full
name of the issuer, the title of the issue (including
coupon or yield, if applicable) and at least two
identifiers, if available (e.g., CIK, CUSIP, ISIN, LEI).
	n/a
(g) Value of security supported on date support was
initiated (if applicable).	n/a
(h) Brief description of reason for support.	Resolve
a portfolio matter
(i) Term of support.	n/a
(j) Brief description of any contractual restrictions
relating to support.	n/a


Fund Name:	State Street Target Retirement 2025
Fund
MCH Account Number:	K1C0
(a) Description of nature of support.	Voluntary
contribution
(b) Person providing support.	SSGA Funds
Management, Inc.
(c) Brief description of relationship between the person
providing support and the Registrant.	Adviser to the
fund.
(d) Date support provided.	1/7/2018
(e ) Amount of support.	$65,781.00
(f) Security supported (if applicable). Disclose the full
name of the issuer, the title of the issue (including
coupon or yield, if applicable) and at least two
identifiers, if available (e.g., CIK, CUSIP, ISIN, LEI).
	n/a
(g) Value of security supported on date support was
initiated (if applicable).	n/a
(h) Brief description of reason for support.	Resolve
a portfolio matter
(i) Term of support.	n/a
(j) Brief description of any contractual restrictions
relating to support.	n/a


Fund Name:	State Street Target Retirement 2035
Fund
MCH Account Number:	K1C0
(a) Description of nature of support.	Voluntary
contribution
(b) Person providing support.	SSGA Funds
Management, Inc.
(c) Brief description of relationship between the person
providing support and the Registrant.	Adviser to the
fund.
(d) Date support provided.	1/7/2018
(e ) Amount of support.	$63,723.00
(f) Security supported (if applicable). Disclose the full
name of the issuer, the title of the issue (including
coupon or yield, if applicable) and at least two
identifiers, if available (e.g., CIK, CUSIP, ISIN, LEI).
	n/a
(g) Value of security supported on date support was
initiated (if applicable).	n/a
(h) Brief description of reason for support.	Resolve
a portfolio matter
(i) Term of support.	n/a
(j) Brief description of any contractual restrictions
relating to support.	n/a


Fund Name:	State Street Target Retirement 2040
Fund
MCH Account Number:	K1C0
(a) Description of nature of support.	Voluntary
contribution
(b) Person providing support.	SSGA Funds
Management, Inc.
(c) Brief description of relationship between the person
providing support and the Registrant.	Adviser to the
fund.
(d) Date support provided.	1/7/2018
(e ) Amount of support.	$6,247.00
(f) Security supported (if applicable). Disclose the full
name of the issuer, the title of the issue (including
coupon or yield, if applicable) and at least two
identifiers, if available (e.g., CIK, CUSIP, ISIN, LEI).
	n/a
(g) Value of security supported on date support was
initiated (if applicable).	n/a
(h) Brief description of reason for support.	Resolve
a portfolio matter
(i) Term of support.	n/a
(j) Brief description of any contractual restrictions
relating to support.	n/a


Fund Name:	State Street Target Retirement 2045
Fund
MCH Account Number:	K1C0
(a) Description of nature of support.	Voluntary
contribution
(b) Person providing support.	SSGA Funds
Management, Inc.
(c) Brief description of relationship between the person
providing support and the Registrant.	Adviser to the
fund.
(d) Date support provided.	1/7/2018
(e ) Amount of support.	$4,604.00
(f) Security supported (if applicable). Disclose the full
name of the issuer, the title of the issue (including
coupon or yield, if applicable) and at least two
identifiers, if available (e.g., CIK, CUSIP, ISIN, LEI).
	n/a
(g) Value of security supported on date support was
initiated (if applicable).	n/a
(h) Brief description of reason for support.	Resolve
a portfolio matter
(i) Term of support.	n/a
(j) Brief description of any contractual restrictions
relating to support.	n/a


Fund Name:	State Street Target Retirement 2055
Fund
MCH Account Number:	K1C0
(a) Description of nature of support.	Voluntary
contribution
(b) Person providing support.	SSGA Funds
Management, Inc.
(c) Brief description of relationship between the person
providing support and the Registrant.	Adviser to the
fund.
(d) Date support provided.	1/7/2018
(e ) Amount of support.	$333.00
(f) Security supported (if applicable). Disclose the full
name of the issuer, the title of the issue (including
coupon or yield, if applicable) and at least two
identifiers, if available (e.g., CIK, CUSIP, ISIN, LEI).
	n/a
(g) Value of security supported on date support was
initiated (if applicable).	n/a
(h) Brief description of reason for support.	Resolve
a portfolio matter
(i) Term of support.	n/a
(j) Brief description of any contractual restrictions
relating to support.	n/a